                              CERTIFICATION

    Pursuant to Rule 497(j) under the Securities Act of 1933, W&R Target
Funds, Inc. (1933 Act File No. 33-11466; 1940 Act File No. 811-5017)
("Registrant") hereby certifies (a) that the form of Statement of
Additional Information used with respect to the Registrant does not differ from the Statement of Additional Information contained in Post-Effective
Amendment No. 23 ("Amendment No. 23") to its Registration Statement on Form
N-1A, as supplemented, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 23 was filed electronically.

                             W&R TARGET FUNDS, INC.

Dated: December 21, 2000      By:  /s/Kristen A. Richards

                             Kristen A. Richards
                             Vice President, Secretary and
                               Associate General Counsel